Kemper Global and International Funds
                            Kemper Asian Growth Fund
                               Kemper Europe Fund
                            Kemper Global Income Fund
                            Kemper International Fund

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1999
                               ------------------
                                 CLASS I SHARES
                               ------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with a least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule

March 1, 1999

12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Past performance

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares

For periods ended
December 31, 1998             One Year      Life of Class    Inception of Class
-------------------------------------------------------------------------------
Kemper International Fund        8.79%           12.90%            7/3/95
MSCI EAFE Index                  20.33%          10.49%              --
-------------------------------------------------------------------------------

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.

                             Maximum Sales   Maximum Deferred    Maximum Sales
                             Charge (Load)     Sales Charge      Charge (Load)
                              Imposed on          (Load)           Imposed on
                            Purchases (as a     (as a % of         Reinvested
                             % of offering      redemption         Dividends/       Redemption        Exchange
                                price)           proceeds)       Distributions          Fee              Fee
--------------------------------------------------------------------------------------------------------------------
Kemper Asian
  Growth Fund                    None              None               None              None             None
--------------------------------------------------------------------------------------------------------------------
Kemper Europe
  Fund                           None              None               None              None             None
--------------------------------------------------------------------------------------------------------------------
Kemper Global
  Income Fund                    None              None               None              None             None
--------------------------------------------------------------------------------------------------------------------
Kemper
  International
  Fund                           None              None               None              None             None
--------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses: Expenses that are deducted from fund assets.

                         Management            Distribution (12b-1)           Other             Total Annual Fund
                            fee                      Fees                   expenses*          Operating Expenses*
-------------------------------------------------------------------------------------------------------------------
 Kemper Asian
  Growth Fund                 0.85%                   None                   2.34%                   3.19%
-------------------------------------------------------------------------------------------------------------------
Kemper Europe
  Fund                       0.75%                   None                   0.92%                   1.67%
-------------------------------------------------------------------------------------------------------------------
Kemper International
  Fund                       0.73%                   None                   0.27%                   1.00%
-------------------------------------------------------------------------------------------------------------------
Kemper Global
   Income Fund               0.75%                   None                   0.55%                   1.30%
-------------------------------------------------------------------------------------------------------------------

* Estimated for Kemper Asian Growth Fund, Kemper Europe Fund and Kemper Global Income Fund since no Class I shares were issued as of their most recent fiscal year ends.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                               1 Year      3 Years      5 Years        10 Years
-------------------------------------------------------------------------------
Kemper Asian Growth Fund        $322         $983      $1,669           $3,494
-------------------------------------------------------------------------------
Kemper Europe Fund              $170         $526        $907           $1,976
-------------------------------------------------------------------------------
Kemper International Fund       $102         $318        $552           $1,225
-------------------------------------------------------------------------------
Kemper Global Income Fund       $132         $412        $713           $1,568
-------------------------------------------------------------------------------

Financial Highlights

No financial information is presented for Class I shares of Kemper Asian Growth Fund, Kemper Europe Fund and Kemper Global Income Fund since no Class I shares were issued as of the respective fiscal year end of the funds.

Kemper International Fund

                                                                                      July 3 to
                                                                                       October
                                                          Year ended October 31,          31,
CLASS I                                                 1998        1997      1996       1995
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                 $12.72       11.99      10.61     10.09
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .11         .07        .10       .04
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                      .03        1.53       1.48       .48
-------------------------------------------------------------------------------------------------
Total from investment operations                        .14        1.60       1.58       .52
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                                .15         .19        .15       --
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .55         .68        .05       --
-------------------------------------------------------------------------------------------------
Total dividends                                         .70         .87        .20       --
-------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.16       12.72      11.99     10.61
-------------------------------------------------------------------------------------------------
Total return (not annualized)                         1.18%       14.19      15.19      5.15
-------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                              1.00%        1.04       1.10       .85
-------------------------------------------------------------------------------------------------
Net investment income                                 1.00%         .69        .88      1.32
-------------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)                            $604,684   588,069    472,243    364,708   418,282
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                      105%         76        104        114       103
-------------------------------------------------------------------------------------------------

Notes: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding for the years ended 1995, 1996 and 1998, respectively.

Special Features

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features -- Class A Shares -- Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features -- Exchange Privilege -- General."